July 31, 2007

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:                  Evergreen Municipal Trust (the "Trust")
                        Evergreen California Municipal Bond Fund
                        Evergreen Connecticut Municipal Bond Fund
                        Evergreen New Jersey Municipal Bond Fund
                        Evergreen New York Municipal Bond Fund
                        Evergreen Pennsylvania Municipal Bond Fund
                        No. 333-36033/811-08367

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds' prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 55 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 30, 2007.

If you have any questions or would like further information, please call me at (617) 210-3687.

Very truly yours,

/s/ Regina Brown

Regina Brown